Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents (note 4)	$ 8,827	$ 8,827
Accounts receivable, net (note 5)	2,008	2,264
Inventories, net (note 6)	2,000	1,539
Prepaid expenses and other current assets (note 7)	388	722
Total current assets	13,223	13,352
Goodwill, net
Property, plant and equipment, net (note 8)	878	886
Operating lease right-of-use assets (note 12)	3,710
Long-term deposits	263	66
Long-term loan receivable	95	75
Long-term rental prepayment (note 9)		871
Investments in equity method investees (note 10)
TOTAL ASSETS	18,169	15,250
Current liabilities:
Accounts payable	997	1,161
Operating lease liabilities, current (note 12)	782
Accrued expenses and other current liabilities (note 11)	2,294	2,989
Income tax payable	564	602
Dividend payable	351	329
Total current liabilities	4,988	5,081
Operating lease liabilities, non-current (note 12)	2,034
Deferred income taxes (note 3)	229	32
Total liabilities	7,251	5,113
Commitments and contingencies (note 13)
Shareholders' equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2019 and 2020)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,801,874 shares as of March 31, 2019 and 3,971,825 shares as of March 31, 2020 issued and outstanding)	40	38
Additional paid-in capital	11,537	11,370
Accumulated deficit	(865)	(1,233)
Treasury shares, at cost - 5,049 shares as of March 31, 2019 and nil shares as of March 31, 2020 (note 14)		(14)
Accumulated other comprehensive (loss) income	196	(35)
Total Highway Holdings shareholder's equity	10,908	10,126
Non-controlling interests	10	11
Total Equity	10,918	10,137
TOTAL LIABILITIES AND EQUITY	$ 18,169	$ 15,250